Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Net changes in fair value of cash flow hedges, taxes	$ (47,000)	$ (649,000)	$ (711,000)
Actuarial gain (loss) on pension obligations, tax	(4,000)	(81,000)	117,000
Amount reclassified from accumulated other comprehensive income (loss) to interest expense in the income statement	$ 0		$ 0
Amount reclassified from accumulated other comprehensive income (loss) to interest expense in the income statement		$ 3,126,000